Debentures	6 Months Ended
Jun. 30, 2024
Debentures [Abstract]
Debentures

Note 13. Debentures

On May 14, 2021, the Group issued 61,000 non-convertible debentures, in a single series, with a nominal unit value of R$1 to a group of initial investors (the “Initial Investors”, with the issuance being referred to herein as the “First Issue”). Interest accrues at the rate of CDI + 10.6% per year and is payable quarterly in February, May, August and November of each year. Amortization of principal is quarterly, beginning in May 2023 with final maturity in May 2026.

The following is a summary of activity related to the debentures:

As of January 1, 2023	60,873
Interest incurred	11,639
Principal payments	(7,417)
Interest payments	(13,898)
As of December 31, 2023	51,197
Interest incurred	4,319
Principal payments	(6,146)
Interest payments	(3,590)
As of June 30, 2024	45,780

Collateral and guarantees

As of June 30, 2024, and December 31, 2023, all the shares representing the share capital of the subsidiaries Effecti, Leadlovers, Onclick and Datahub, have been pledged as collateral.

Covenants

The debentures have covenants normally applicable to these types of operations related to the meeting of economic-financial indices on an annual basis, including (i) gross debt indicator / pro forma EBITDA ratio less than or equal to 3.0x; (ii) pro forma EBITDA margin in relation to net revenue greater than or equal to 20%; and (iii) debt service coverage index greater than or equal to 4.0x, as defined in the related agreement. A failure to meet any of the covenants automatically results in early maturity of the debentures.

As of June 30, 2024, the Group was not in compliance with these covenants.

As of December 31, 2023, the Company did not meet the debt service coverage index covenant, as the calculated index was 0.6x which is less than the 4.0x targeted threshold. The Company requested a waiver for the covenant violation on December 13, 2024, which would alleviate any Company concerns regarding a potential early debt maturity due to the covenant breach. The debenture holders granted the Company’s request on December 19, 2024, leaving the amortization date of the debentures unchanged.

Exposure premium

As of June 30, 2024, and December 31, 2023, the fair value of the Exposure Premium was R$857 and R$1,835, respectively, and the fair value adjustment is recorded in the provision for debentures as a current liability with the change in fair value of the derivative recorded in profit or loss.